UNAUDITED CONDENSED BALANCE (Q2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 757,247	$ 0
Prepaid expenses	534,675	1,750
Total current assets	1,291,922	1,750
Deferred offering costs	0	40,705
Investments held in Trust Account	149,519,811	0
Total assets	150,811,733	42,455
Current liabilities:
Accounts payable	6,500	25,000
Accrued expenses	178,847	19,778
Due to related party	0	11,216
Total current liabilities	185,347	55,994
Deferred underwriting commissions	5,232,500	0
Total liabilities	5,417,847	55,994
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 14,039,388 and 0 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	140,393,880	0
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,385,709	0
Accumulated deficit	(386,218)	(13,539)
Total shareholder's equity (deficit)	5,000,006	(13,539)
Total Liabilities and Shareholder's Equity (Deficit)	150,811,733	42,455
Class A Ordinary Shares [Member]
Shareholders' Equity:
Common stock	141	0
Class B Ordinary Shares [Member]
Shareholders' Equity:
Common stock	$ 374	$ 0